May 15, 2008

Filed Via EDGAR

United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life of Canada (U.S.) Variable Account I (“Registrant”)
Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (the “Post-Effective Amendment”)
File Nos. 811-09137 & 333-143353

Dear Commission:

Submitted herewith is the Post-Effective Amendment.  The Post-Effective Amendment is filed for the purpose of adding the Loan Lapse Protection Rider.

Under separate cover, we are providing the Commission staff with a courtesy copy of the red-lined prospectus.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel